UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                     Maxim Trusco Small-Cap Growth Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Trusco Small-Cap Growth Portfolio


Market Environment: Small cap stocks finished the year with only modest gains in the fourth quarter, despite good news in the form of declining energy prices, another quarter of solid corporate earnings reports, and continued strong economic growth. For the six month period ending December 31, 2005, the Russell 2000 Growth Index posted an 8.0% return. The small cap value style outperformed growth for the fifth year out of the last six; however, growth did manage to outperform value in the3rd and 4th quarters of 2005. While Energy stocks lagged in the 4th quarter, the R2000 returns for the full year were dominated by the Energy sector's 47.6% return, accounting for over 50% of the benchmark's gains for the year and roughly 65% of the R2000 Growth returns. This factor made it difficult for managers that were underweight in Energy to outperform in 2005.

Performance Attribution: The Maxim Portfolio posted a gain of 9.14%, exceeding the return of the benchmark index. In a recurring theme, strong stock selection, particularly within the Healthcare sector, was the most significant contributor to the Fund's out-performance during this period. The Fund's Healthcare sector outperformed that of the benchmark by approximately 10%, resulting in nearly 2% of excess performance. This includes one company in the sector, SFBC International, which lost 65% of its value in 4Q subtracting roughly 0.5% from Fund performance. For the R2000 Growth, the biggest detractor from performance was the Energy sector, which lost 6.3% for the quarter. Not only was the Fund significantly underweight in this sector, but also strong stock selection provided an incremental 6% return versus that of the benchmark's Energy sector. The other significant contributor to performance was good stock selection within the Industrials sector. The primary headwind to relative performance came from weak stock selection within the Consumer Discretionary and Technology sectors, which made up a sizable 40% chunk of the Index weight.


                 Maxim Trusco Small-Cap
                    Growth Portfolio          Russell 2000 Growth Index
  11/01/1994            10,000.00                     10,000.00
  12/31/1996            12,673.00                     11,126.00
  12/31/1997            15,042.85                     12,566.82
  12/31/1998            17,693.40                     12,721.39
  12/31/1999            31,986.13                     18,203.04
  12/31/2000            28,026.25                     14,120.09
  12/31/2001            21,622.25                     12,816.81
  12/31/2002            14,930.16                     8,938.44
  12/31/2003            19,551.05                     13,277.16
  12/31/2004            20,722.16                     15,177.13
  12/31/2005            21,675.38                     15,806.98


Maxim Trusco Small-Cap Growth Portfolio
Total Return -

One Year:         4.60%

Five Year:        -5.01%
Ten Year:         8.05%


Portfolio Inception:       11/1/94


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Trusco Small-Cap Growth Portfolio, made at its inception, with the performance of the Russell 2000 Growth Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Trusco Small-Cap Growth Portfolio (formerly known as MFS(R) Small-Cap Growth Portfolio) of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trusco Small-Cap Growth Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Trusco Small-Cap Growth Portfolio (formerly known as Maxim MFS(R) Small-Cap Growth Portfolio)

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                                     $         90,994,676
     Cash                                                                                                           10,613
     Collateral for securities loaned                                                                           25,884,430
     Dividends receivable                                                                                           32,900
     Subscriptions receivable                                                                                      109,019
     Receivable for investments sold                                                                               952,886
                                                                                                        -------------------
                                                                                                        -------------------

     Total assets                                                                                              117,984,524
                                                                                                        -------------------
                                                                                                        -------------------

LIABILITIES:
     Due to investment adviser                                                                                      87,242
     Payable upon return of securities loaned                                                                   25,884,430
     Redemptions payable                                                                                           251,971
     Payable for investments purchased                                                                             732,656
                                                                                                        -------------------
                                                                                                        -------------------

     Total liabilities                                                                                          26,956,299
                                                                                                        -------------------
                                                                                                        -------------------

NET ASSETS                                                                                            $         91,028,225
                                                                                                        ===================
                                                                                                        ===================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                    $            540,522
     Additional paid-in capital                                                                                120,891,959
     Net unrealized appreciation on investments                                                                  5,239,586
     Undistributed net investment loss                                                                            (118,873)
     Accumulated net realized loss on investments                                                              (35,524,969)
                                                                                                        -------------------
                                                                                                        -------------------

NET ASSETS                                                                                            $         91,028,225
                                                                                                        ===================
                                                                                                        ===================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                 $              16.84
                                                                                                        ===================
                                                                                                        ===================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                                200,000,000
     Outstanding                                                                                                 5,405,218

(1)  Cost of investments in securities:                                                               $         85,755,090

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                          $            64,686
      Income from securities lending                                                                                104,624
      Dividends                                                                                                     373,884
      Foreign withholding tax                                                                                        (6,031)
                                                                                                          ------------------
                                                                                                          ------------------

      Total income                                                                                                  537,163
                                                                                                          ------------------
                                                                                                          ------------------

EXPENSES:
      Audit fees                                                                                                     11,111
      Bank and custodial fees                                                                                        65,322
      Investment administration                                                                                     104,493
      Management fees                                                                                             1,211,635
      Other expenses                                                                                                 25,477
                                                                                                          ------------------
                                                                                                          ------------------

      Total expenses                                                                                              1,418,038

      Less amount reimbursed by investment adviser                                                                   47,631
                                                                                                          ------------------
                                                                                                          ------------------

      Net expenses                                                                                                1,370,407
                                                                                                          ------------------
                                                                                                          ------------------

NET INVESTMENT LOSS                                                                                                (833,244)
                                                                                                          ------------------
                                                                                                          ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                           21,842,157
      Change in net unrealized appreciation on investments                                                      (22,512,801)
                                                                                                          ------------------
                                                                                                          ------------------

      Net realized and unrealized loss on investments                                                              (670,644)
                                                                                                          ------------------
                                                                                                          ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                    $        (1,503,888)
                                                                                                          ==================
                                                                                                          ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                2005                 2004
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment loss                                                                $          (833,244)  $      (1,625,709)
     Net realized gain on investments                                                            21,842,157           8,999,737
     Change in net unrealized appreciation on investments                                       (22,512,801)          4,667,501
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Net increase (decrease) in net assets resulting from operations                             (1,503,888)         12,041,529
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                           49,586,136         113,052,200
     Redemptions of shares                                                                     (181,004,104)       (114,585,084)
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Net decrease in net assets resulting from share transactions                              (131,417,968)         (1,532,884)
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Total increase (decrease) in net assets                                                   (132,921,856)         10,508,645

NET ASSETS:
     Beginning of period                                                                        223,950,081         213,441,436
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     End of period (1)                                                                  $        91,028,225   $     223,950,081
                                                                                          ==================    ================
                                                                                          ==================    ================
                                                                                                          0                   0
OTHER INFORMATION:

SHARES:
     Sold                                                                                         3,190,596           7,734,591
     Redeemed                                                                                   (11,693,631)         (7,880,684)
                                                                                          ------------------    ----------------
                                                                                          ------------------    ----------------

     Net decrease                                                                                (8,503,035)           (146,093)
                                                                                          ==================    ================
                                                                                          ==================    ================

(1) Including undistributed net investment loss                                         $          (118,873)  $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                     Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period          $        16.10  $         15.19  $       11.60  $       16.80  $       21.77

Income from Investment Operations

Net investment loss                                    (0.02)
Net realized and unrealized gain (loss)                 0.76             0.91           3.59          (5.20)         (4.97)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------

Total Income (Loss) From
     Investment Operations                              0.74             0.91           3.59          (5.20)         (4.97)
                                                -------------   --------------   ------------   ------------   ------------
                                                -------------   --------------   ------------   ------------   ------------


Net Asset Value, End of Period                $        16.84  $         16.10  $       15.19  $       11.60  $       16.80
                                                =============   ==============   ============   ============   ============
                                                =============   ==============   ============   ============   ============


Total Return                                           4.60%            5.99%         30.95%        (30.95%)       (22.85%)

Net Assets, End of Period ($000)              $       91,028  $       223,950  $     213,441  $     127,625  $     155,751

Ratio of Expenses to Average Net Assets:
     - Before Reimbursement                            1.11%            1.03%          1.05%          1.08%          1.07%
     - After Reimbursement #                           1.08%            1.03%          1.04%          1.06%          1.06%

Ratio of Net Investment Loss to
     Average Net Assets:
     - Before Reimbursement                           (0.69%)          (0.76%)        (0.55%)        (0.74%)        (0.55%)
     - After Reimbursement #                          (0.66%)          (0.76%)        (0.54%)        (0.72%)        (0.54%)

Portfolio Turnover Rate                              228.65%          141.20%        174.65%        109.01%         99.01%


 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.


See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Trusco Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective July 5, 2005, the Maxim MFS(R) Small-Cap Growth Portfolio name changed to Maxim Trusco Small-Cap Growth Portfolio. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

        Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $286,366,127 and $415,490,603, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $86,490,500. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $9,489,887 and gross depreciation of securities in which there was an excess of tax cost over value of $4,985,711 resulting in net appreciation of $4,504,176.

5. SECURITIES LOANED

       The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2005, the Portfolio had securities on loan valued at $25,738,192 and received collateral of $25,884,430 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                            0
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                                 0
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                       4,504,176
      Capital loss carryforwards                                                                    (34,908,432)
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated loss on investments                                                         (30,404,256)
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales, net operating losses and capital loss carryforwards. For the year ended December 31, 2005 the Portfolio reclassified $546,357 from paid-in capital to undistributed net investment loss and $168,014 from accumulated net realized loss on investments to undistributed net investment loss. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        At December 31, 2005, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $506,441 and $34,401,991, which expire in the years 2009 and 2010, respectively. For the year ended December 31, 2005, the Portfolio utilized $21,170,107 of capital loss carryforwards.

7. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. No ordinary income distributions were declared for the year ended December 31, 2005, and therefore no dividend received deduction is available to the Portfolio's corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005


COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 2.01%
     11,750 Argon ST ^^*                                                 364,015
     14,450 Ceradyne Inc ^^                                              632,790
     14,800 EDO Corp ^^                                                  400,488
     11,550 Esterline Technologies Corp*                                 429,545
                                                                      $1,826,838

AGRICULTURE --- 0.41%
     15,771 Corn Products International Inc                              376,769
                                                                        $376,769

AIRLINES --- 0.51%
     29,050 AirTran Holdings Inc ^^*                                     465,672
                                                                        $465,672

AUTO PARTS & EQUIPMENT --- 0.29%
      6,000 Modine Manufacturing Co                                      195,540
      3,212 Noble International Ltd ^^                                    66,938
                                                                        $262,478

BANKS --- 2.14%
      7,400 Central Pacific Financial Corp                               265,808
     11,950 First BanCorp                                                148,300
      1,950 First Citizens Bancshares Inc Class A                        340,119
     10,000 Greater Bay Bancorp                                          256,200
     12,443 R&G Financial Corp ^^                                        164,724
      2,500 Santander BanCorp                                             62,800
      7,617 South Financial Group Inc ^^                                 209,772
      4,470 United Community Banks Inc                                   119,170
     46,320 W Holding Co Inc ^^                                          381,214
                                                                      $1,948,107

BIOTECHNOLOGY --- 3.05%
     46,250 Arena Pharmaceuticals ^^*                                    657,675
     17,411 Illumina Inc ^^*                                             245,495
     17,600 LifeCell Corp ^^*                                            335,632
      8,193 Martek Biosciences Corp ^^*                                  201,630
     16,650 Meridian Bioscience Inc                                      335,331
     29,650 Protein Design Labs Inc*                                     842,653
     53,000 Third Wave Technologies*                                     157,940
                                                                      $2,776,356

BROADCAST/MEDIA --- 0.68%
     31,400 General Cable Corp*                                          618,580
                                                                        $618,580

BUILDING MATERIALS --- 4.06%
     26,700 Builders FirstSource Inc ^^*                                 570,579
     11,630 Craftmade International Inc                                  232,716
     13,700 ElkCorp                                                      461,142
     13,300 Genlyte Group Inc                                            712,481
     17,400 Griffon Corp ^^*                                             414,030
     11,900 Headwaters Inc*                                              421,736
      9,646 Simpson Manufacturing Co Inc                                 350,632
     10,650 Texas Industries Inc                                         530,796
                                                                      $3,694,112

COMMUNICATIONS - EQUIPMENT --- 3.19%
     13,200 Black Box Corp                                               625,416
     14,288 CalAmp Corp*                                                 149,881
     34,100 Ditech Communications Corp*                                  284,735
     18,650 Dycom Industries Inc ^^*                                     410,300
     19,150 NETGEAR Inc*                                                 368,638
     35,800 Radyne Corp*                                                 521,606
     18,816 TTM Technologies Inc*                                        176,870
     33,770 Tollgrade Communications Inc*                                369,106
                                                                      $2,906,552

COMPUTER HARDWARE & SYSTEMS --- 0.67%
      7,824 Hutchinson Technology Inc*                                   222,593
     11,650 M-Systems Flash Disk Pioneers Ltd*                           385,848
                                                                        $608,441

COMPUTER SOFTWARE & SERVICES --- 15.56%
     48,700 AMICAS Inc*                                                  241,552
     10,050 ANSYS Inc*                                                   429,035
     14,800 Advent Software*                                             427,868
     10,810 Ansoft Corp ^^*                                              368,081
     61,581 Art Technology Group Inc*                                    120,699
     12,550 Blackboard Inc*                                              363,699
     41,450 Bottomline Technologies Inc*                                 456,779
      3,785 CACI International Inc Class A*                              217,183
     30,250 Click Commerce Inc ^^*                                       635,855
     15,550 Digital River Inc ^^*                                        462,457
     83,450 Entrust Technologies Inc*                                    403,898
     30,000 Epicor Software Corp ^^*                                     423,900
     15,075 Hyperion Solutions Corp                                      539,987
     17,750 Infocrossing Inc ^^*                                         152,828
     29,435 Jupitermedia Corp*                                           435,049
     36,900 LivePerson Inc*                                              207,009
     30,650 Magma Design Automation Inc ^^*                              257,767
     21,700 Moldflow Corp*                                               302,498
      4,350 Neoware Systems Inc ^^*                                      101,355
     37,500 Packeteer Inc*                                               291,375
     29,650 Per-Se Technologies Inc ^^*                                  692,624
     32,650 Performance Technologies Inc*                                267,404
     18,900 Priceline.Com Inc ^^*                                        421,848
     26,900 RADVision Ltd*                                               446,075
     35,116 Radiant Systems Inc*                                         427,011
     47,950 RealNetworks Inc ^^*                                         372,092
     22,950 Secure Computing Corp ^^*                                    281,367
     22,200 SonicWALL Inc*                                               175,824
     40,500 Stellent Inc*                                                402,165
     18,369 Transaction Systems Architects Inc Class A*                  528,844
     27,800 TriZetto Group Inc ^^*                                       472,322
     33,240 Ultimate Software Group Inc ^^*                              633,887
     25,500 VASCO Data Security International Inc ^^*                    251,430
     34,000 VauleClick Inc*                                              615,740
      8,400 Websense Inc*                                                551,376
     17,800 eCollege.com ^^*                                             320,934
     59,900 webMethods*                                                  461,829
                                                                     $14,161,646

CONTAINERS --- 0.22%
      5,600 Silgan Holdings Inc                                          202,272
                                                                        $202,272

COSMETICS & PERSONAL CARE --- 0.56%
      8,800 Chattem Inc*                                                 320,232
      6,200 Parlux Fragrances Inc*                                       189,286
                                                                        $509,518

DISTRIBUTORS --- 0.52%
     11,800 Central European Distribution Corp*                          473,652
                                                                        $473,652

ELECTRONIC INSTRUMENT & EQUIP --- 5.09%
     53,750 Aeroflex Inc*                                                577,813
     50,550 Carrier Access Corp*                                         249,717
      7,500 Checkpoint Systems Inc*                                      184,875
     23,300 Ituran Location & Control Ltd ^^*                            371,635
      8,800 KEMET Corp*                                                   62,216
     28,940 Metrologic Instruments Inc*                                  557,384
     16,400 Orbotech Ltd ^^*                                             393,108
     61,730 Power-One Inc ^^*                                            371,615
     46,900 Presstek Inc ^^*                                             424,069
      8,000 Rogers Corp ^^*                                              313,440
     21,400 Thoratec Laboratories Corp ^^*                               443,225
     16,350 Trimble Navigation Ltd*                                      580,262
      1,200 Woodward Governor Co ^^                                      103,212
                                                                      $4,632,571

ELECTRONICS - SEMICONDUCTOR --- 6.27%
     17,200 02Micro International Ltd*                                   175,096
     10,750 ATMI Inc ^^*                                                 300,678
     44,650 Credence Systems Corp ^^*                                    310,764
     15,950 Cree Inc ^^*                                                 402,578
     11,399 Cymer Inc*                                                   404,778
     35,150 Cypress Semiconductor Corp ^^*                               500,888
     18,550 FEI Co ^^*                                                   355,604
     39,150 Integrated Device Technology Inc*                            515,997
     71,465 Kopin Corp*                                                  382,338
     22,567 MIPS Technologies Inc*                                       128,181
     62,650 Microtune Inc*                                               261,251
     17,835 Netlogic Microsystems Inc*                                   485,825
     21,900 Photronics Inc*                                              329,814
      8,580 PortalPlayer Inc ^^*                                         242,986
     18,000 Power Integrations Inc*                                      428,580
     26,200 Semtech Corp*                                                478,412
                                                                      $5,703,770

ENGINEERING & CONSTRUCTION --- 0.33%
      4,380 EMCOR Group Inc                                              295,781
                                                                        $295,781

FINANCIAL SERVICES --- 2.18%
      6,640 ASTA Funding Inc ^^                                          181,538
     42,802 Collegiate Funding Services ^^*                              845,340
     11,960 Encore Capital Group Inc ^^*                                 207,506
      6,090 Euronet Worldwide Inc ^^*                                    169,302
      7,300 FirstFed Financial Corp*                                     397,996
     10,150 Franklin Bank Corp*                                          182,599
                                                                      $1,984,281

FOOD & BEVERAGES --- 0.24%
     11,110 Chiquita Brands International Inc                            222,311
                                                                        $222,311

GOLD, METALS & MINING --- 4.22%
     32,490 Aber Diamond Corp                                          1,196,593
     16,489 Aleris International Inc ^^*                                 531,605
      8,400 Carpenter Technology Corp                                    591,948
      3,600 Commercial Metals Co                                         135,144
     27,300 Encore Wire Corp ^^*                                         621,348
     14,250 Foundation Coal Holdings Inc                                 541,500
      9,600 Gibraltar Industries Inc ^^                                  220,224
                                                                      $3,838,362

HEALTH CARE RELATED --- 4.86%
     13,900 Amedisys Inc ^^*                                             587,136
      7,965 American Retirement Corp ^^*                                 200,160
     30,707 Bentley Pharmaceuticals Inc ^^*                              503,902
     15,100 LHC Group Inc*                                               263,193
     12,040 LifePoint Hospitals Inc*                                     451,500
      5,500 Matria Healthcare Inc ^^                                     212,915
      5,200 Matrixx Initiatives Inc*                                     108,940
     18,500 Palomar Medical Technologies Inc*                            648,240
     20,800 SFBC International Inc ^^*                                   333,008
     25,330 Serologicals Corp ^^*                                        500,014
     26,116 Ventiv Health Inc*                                           616,860
                                                                      $4,425,868

HOMEBUILDING --- 0.83%
      7,860 Cavco Industries Inc*                                        300,881
     33,500 Champion Enterprises Inc*                                    456,270
                                                                        $757,151

HOUSEHOLD GOODS --- 0.15%
      6,745 Spectrum Brands Inc*                                         136,991
                                                                        $136,991

INSURANCE RELATED --- 3.47%
      8,070 Arch Capital Group Ltd*                                      441,833
     14,400 Infinity Property & Casualty Corp                            535,824
     23,350 Phoenix Cos Inc ^^*                                          318,494
     16,560 Platinum Underwriters Holdings Ltd                           514,519
      6,597 RLI Corp                                                     328,992
      8,950 Selective Insurance Group Inc                                475,245
     11,690 Zenith National Insurance Corp                               539,143
                                                                      $3,154,050

INVESTMENT BANK/BROKERAGE FIRM --- 1.55%
      5,650 Affiliated Managers Group Inc ^^*                            453,413
      4,350 First Community Bancorp                                      236,510
      9,470 Piper Jaffray Cos Inc*                                       382,588
      6,857 Walter Industries Inc ^^                                     340,930
                                                                      $1,413,441

LEISURE & ENTERTAINMENT --- 0.91%
     16,440 Dover Downs Entertainment Inc                                232,626
     42,760 Mikohn Gaming Corp ^^*                                       422,041
     45,070 Orange 21 Inc*                                               171,266
                                                                        $825,933

MACHINERY --- 3.01%
     15,900 ASV Inc ^^                                                   397,182
      8,893 Gardner Denver Inc*                                          438,425
      8,950 Mueller Industries Inc                                       245,409
     12,700 NCI Building Systems Inc ^^*                                 539,496
      8,700 Sauer-Danfoss Inc                                            163,647
     10,050 Toro Co                                                      439,889
     19,100 Wabtec Corp                                                  513,790
                                                                      $2,737,838

MANUFACTURING --- 0.85%
     59,400 Flow International Corp ^^*                                  500,148
     22,550 Ultralife Batteries Inc*                                     270,600
                                                                        $770,748

MEDICAL PRODUCTS --- 4.13%
     22,270 Aspect Medical Systems Inc ^^*                               764,975
     12,671 Hologic Inc                                                  480,484
      4,650 ICU Medical Inc*                                             182,327
     15,990 IRIS International Inc ^^*                                   349,541
     24,637 IntraLase Corp ^^*                                           439,278
      8,900 Merge Technologies Inc ^^*                                   222,856
     26,900 Natus Medical Inc*                                           434,166
     16,000 SurModics Inc ^^*                                            591,840
     48,133 TriPath Imaging Inc ^^*                                      290,723
                                                                      $3,756,190

OFFICE EQUIPMENT & SUPPLIES --- 0.46%
     14,800 Herman Miller Inc                                            417,212
                                                                        $417,212

OIL & GAS --- 3.77%
     12,780 Cal Dive International Inc                                   458,674
     12,300 Core Laboratories NV*                                        459,528
      2,800 Hornbeck Offshore Services Inc*                               91,560
      5,000 Oceaneering International Inc*                               248,900
      7,214 PW Eagle Inc ^^                                              147,887
     17,400 Superior Energy Services Inc*                                366,270
     12,050 TETRA Technologies Inc                                       367,766
     11,180 Tidewater Inc                                                497,063
     10,850 Todco                                                        412,951
     16,839 TransMontaigne Inc ^^*                                       111,137
      4,920 Unit Corp*                                                   270,748
                                                                      $3,432,484

PHARMACEUTICALS --- 2.72%
     81,250 Auxilium Pharmaceuticals Inc ^^*                             451,750
     19,600 Cubist Pharmaceuticals Inc ^^*                               416,500
     17,900 Cypress Bioscience Inc*                                      103,462
      8,430 Hi-Tech Pharmacal Co                                         373,365
      9,100 United Therapeutics Corp ^^*                                 628,992
     27,200 ViroPharma Inc ^^*                                           504,560
                                                                      $2,478,629

RESTAURANTS --- 1.29%
      5,400 Kona Grill Inc*                                               45,900
     26,190 Luby's Inc*                                                  348,327
      8,600 Panera Bread Co Class A*                                     564,848
      7,000 Rare Hospitality International Inc*                          212,730
                                                                      $1,171,805

RETAIL --- 6.40%
     21,400 Aaron Rents Inc                                              451,112
     13,150 BJ's Wholesale Club Inc*                                     388,714
     10,360 Buckle Inc                                                   334,006
     12,321 Cache Inc ^^*                                                213,400
      6,000 Cato Corp Class A                                            128,700
     13,057 Coldwater Creek Inc ^^                                       398,630
      9,650 Conn's Inc ^^*                                               355,796
     14,030 Dress Barn Inc ^^*                                           541,698
     14,800 Genesco Inc*                                                 574,092
     14,600 Gottschalks Inc*                                             123,078
      5,950 Guitar Center Inc ^^*                                        297,560
     16,450 Jos A Bank Clothiers Inc ^^                                  714,095
     18,280 Rocky Shoes & Boots Inc*                                     445,301
     10,358 Sportsman's Guide Inc                                        247,038
     21,680 Too Inc*                                                     611,593
                                                                      $5,824,813

SAVINGS & LOANS --- 0.56%
     22,310 First Niagara Financial Group Inc                            322,826
      6,200 TierOne Corp                                                 182,342
                                                                        $505,168

SHOES --- 1.72%
     12,503 K-Swiss Inc                                                  405,597
     10,750 Steven Madden Ltd                                            314,223
     24,090 Stride Rite Corp                                             326,660
     22,950 Wolverine World Wide Inc                                     515,457
                                                                      $1,561,937

SPECIALIZED SERVICES --- 5.58%
     24,950 Copart Inc*                                                  575,347
     10,500 Corrections Corp of America ^^*                              472,185
     23,950 Gevity HR Inc ^^                                             616,986
     17,450 Labor Ready Inc*                                             363,309
     12,450 Mobile Mini Inc ^^*                                          590,130
     28,683 PetMed Express Inc ^^*                                       406,438
     15,700 Providence Service Corp ^^*                                  452,003
     24,700 SM&A*                                                        203,281
     13,150 Scientific Games Corp*                                       358,732
     11,480 Steiner Leisure Ltd*                                         408,229
     13,710 TALX Corp                                                    626,684
                                                                      $5,073,324

TELEPHONE & TELECOMMUNICATIONS --- 1.49%
     14,500 NICE Systems Ltd sponsored ADR*                              698,320
     28,950 Tekelec ^^*                                                  402,405
     56,387 Westell Technologies Inc Class A*                            253,742
                                                                      $1,354,467

TEXTILES --- 1.54%
      8,550 Carter's Inc*                                                503,168
     16,750 Phillips-Van Heusen Corp                                     542,700
      7,636 Tarrant Apparel Group ^^*                                      8,094
     13,150 Warnaco Group Inc*                                           351,368
                                                                      $1,405,330

TRANSPORTATION --- 1.64%
      8,900 Arkansas Best Corp                                           388,752
     15,225 Marten Transport Ltd                                         277,400
     14,950 Pacer International Inc                                      389,597
     18,900 Universal Truckload Services Inc*                            434,700
                                                                      $1,490,449

TOTAL COMMON STOCK --- 99.13%                                        $90,201,897
(Cost $84,962,311)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

    793,000 Federal Home Loan Bank                                       792,779
                  3.400%, January 3, 2006

TOTAL SHORT-TERM INVESTMENTS --- 0.87%                                  $792,779
(Cost $792,779)

TOTAL MAXIM TRUSCO SMALL-CAP GROWTH PORTFOLIO --- 100%               $90,994,676
(Cost $85,755,090)

Legend
* Non-income Producing Security
ADR - American Depository Receipt
^^ A portion or all of the security is on loan at December 31, 2005. See Notes to Financial Statements.

Maxim Series Fund, Inc.

Summary of Investments by Sector

Maxim Trusco Small-Cap Growth Portfolio
December 31, 2005
Unaudited

                                                                           % of Portfolio
                 Sector                             Value ($)                Investments
------------------------------------------   -----------------------    ----------------------
------------------------------------------   -----------------------    ----------------------
Communications                                            4,879,599                     5.36%
Consumer Products & Services                             18,467,933                    20.30%
Financial Services                                        8,499,879                     9.34%
Health Care Related                                      13,437,043                    14.77%
Industrial Products & Services                            8,117,963                     8.92%
Natural Resources                                         7,647,615                     8.40%
Short Term Investments                                      792,779                     0.87%
Technology                                               26,933,266                    29.60%
Transportation                                            2,218,599                     2.44%
                                             -----------------------    ----------------------
                                             -----------------------    ----------------------
                                                       $ 90,994,676                   100.00%
                                             =======================    ======================
                                             =======================    ======================

SHAREHOLDER EXPENSE EXAMPLE
Maxim Trusco Small-Cap Growth Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending       Expenses Paid
                              Account Value   Account Value    During Period*
                               (6/30/2005)     (12/31/2005)  (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,085.99      $ 5.68

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,019.76      $ 5.50

*Expenses are equal to the Portfolio's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

BASIS FOR APPROVAL OF INVESTMENT SUB-ADVISORY CONTRACT
         On June 13, 2005, the Board of Directors of Maxim Series Fund, Inc. (the "Fund') approved a Sub-Advisory Agreement between GW Capital Management, LLC (doing business as Maxim Capital Management, LLC ("MCM")), the Fund and Trusco Capital Management, Inc., a Georgia corporation, registered as an investment adviser under the Investment Advisers Act of 1940 ("Trusco"), authorizing Trusco to serve as the sub-adviser for the Maxim Trusco Small-Cap Growth Portfolio (the "New Sub-Advisory Agreement"). The New Sub-Advisory Agreement became effective July 5, 2005, and is the same in all substantive respects to the previous Sub-Advisory Agreement (the "Previous Sub-Advisory Agreement"), dated May 1, 2003, in effect between MCM, the Fund and Massachusetts Financial Services Company, ("MFS") except the effective date and termination dates are different. Trusco began serving as an investment adviser to the Portfolio commencing on July 5, 2005. There was no change in the advisory fees paid by the Fund to MCM, nor do the sub-advisory fees paid by MCM to Trusco differ from those paid by MCM to MFS under the Previous Sub-Advisory Agreement. MCM will pay Trusco's sub-advisory fee.

         The change of Sub-advisers was due to performance of the Portfolio. In making the change, MCM reviewed current performance of the Portfolio and considered various criteria in connection with the change of sub-advisers including: (1) the nature, extent and quality of services; (2) investment performance; (3) management fees and expenses; and (4) other factors such as Trusco's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies. Upon completion of the review process, MCM recommended to the Board of Directors of the Fund approval of Trusco as the new Sub-adviser of the Portfolio.

         The Board of Directors then undertook to review the recommendation of MCM.

         Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by Trusco. In this regard, the Board considered, among other things, Trusco's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered Trusco's reputation for management of their specific investment strategies, and Trusco's overall financial condition, technical resources, and operational capabilities. The Board also considered Trusco's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolio and procedures Trusco uses for obtaining best execution for transactions in the Portfolio.

         Investment Performance. The Board reviewed information regarding the investment performance of the Portfolio as managed by MFS, as compared against various benchmarks and the performance of similar funds currently managed by Trusco as well as similar funds managed by other companies and the peer group for the applicable asset class. The performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolio's Morningstar category and overall ratings. Based on the information provided, the Board concluded that the Portfolio, as managed by MFS, underperformed as compared against various benchmarks, as well as against similar funds currently managed by Trusco and other companies and the peer group for the applicable asset class.

         Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for the Portfolio, noting that the total annual portfolio operating expenses for the Portfolio would remain the same. The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to the Portfolio. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by Trusco. The Board also considered the Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolio (including management fees) were within the range of fees paid by similar funds, and that the Portfolio's expenses ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to Trusco were the result of arms-length negotiations since Trusco is not an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by Trusco, Trusco's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Portfolio Name Change. In connection with Sub-Adviser change, the name of the Portfolio also was changed. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006